TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income		$ (7,008)	$ 23,866	$ 30,881
Statutory tax rate		25.00%	26.50%	26.50%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ (1,752)	$ 6,324	$ 8,183
Tax adjustment in respect of different tax rate of foreign subsidiary		427	622	190
Non-deductible expenses and other permanent differences		200	322	772
Deferred taxes on losses for which valuation allowance was provided, net		463	377	270
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net			(555)
Stock compensation relating to stock options per ASC No. 718		1,342	1,186	1,624
Approved, Privileged and Preferred enterprise loss (benefits)	[1]	916	(3,047)	(5,154)
Other		55	68	46
Taxes on income		$ 1,651	$ 5,297	$ 5,931
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.03	$ 0.07	$ 0.11
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.03	$ 0.06	$ 0.11

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status $0.11, $0.07 and $0.07 for the year ended December 31, 2014, 2015 and 2016 respectively. Diluted earnings per share amounts of the benefit resulting from the "Approved Privileged and Preferred Enterprise" status $0.11, $0.06 and $0.06 for the year ended December 31, 2014, 2015 and 2016 respectively